Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies.
Commitments and Contingencies

13.    Commitments and Contingencies

Operating Leases – The Company leased office space in Georgia and certain other states in the U.S. under various operating lease arrangements, some of which are month-to-month leases arrangements, including several vehicle and corporate apartment leases requiring monthly payments. As of June 30, 2022, there were no minimum lease commitments related to month-to-month lease arrangements.

The following are the future minimum lease obligations on the Company’s lease agreements as of June 30, 2022:

Future minimum lease obligations
Remainder of 2022	$249,415
2023	316,907
2024	109,295
2025	51,466
2026	2,598
Total	$729,681

Rental expense totaled $110 thousand and $147 thousand for the three months ended June 30, 2022 and 2021, respectively. Rental expense totaled $255 thousand and $292 thousand for the six months ended June 30, 2022 and 2021, respectively.

Purchase Obligation - As of June 30, 2022, the Company’s purchase obligation totaled $267 thousand for an executed agreement with a telecommunications company for a monthly service plan. The service plan terms are twenty-four months and twelve months with no cancellation fee and a $30 thousand cancellation fee, respectively.

Future purchase obligations
Remainder of 2022	$59,460
2023	118,920
2024	88,762
Total	$267,142

Litigation – The Company is not currently involved with and does not know of any pending or threatening litigation against the Company or any of its officers or directors in connection with its business

14.    Commitments and Contingencies

Operating Leases – The Company leased office space in Georgia and certain other states in the U.S. under various operating lease arrangements, some of which are month-to-month leases arrangements. The Company also has several vehicle leases and corporate apartment leases in Malta requiring monthly payments. As of December 31, 2021, there were no minimum lease commitments related to month-to-month lease arrangements.

The following are the future minimum lease obligations on the Company’s lease agreements as of December 31, 2021:

December 31,	Amount
2022	$370,493
2023	76,725
2024	66,427
2025	59,157
2026	4,669
Total	$577,471

Rental expense totaled $594 thousand and $240 thousand for the years ended December 31, 2021 and 2020, respectively.

Litigation – The Company is not currently involved with and does not know of any pending or threatening litigation against the Company or any of its officers or directors in connection with its business.